Organization and Nature of Operations (Details) - Schedule of erayak group’s registered agent is harneys fiduciary cayman limited	12 Months Ended
Dec. 31, 2022
Erayak Power Solution Group Inc. (“Erayak Group”) [Member]
Variable Interest Entity [Line Items]
Registered Location	Cayman Islands
Date of Incorporation	Jun. 14, 2019
Ownership as of the issuance date of the report	Parent
Erayak Power Solution Limited (“Erayak BVI’) [Member]
Variable Interest Entity [Line Items]
Registered Location	British Virgin Island
Date of Incorporation	Jun. 17, 2019
Ownership as of the issuance date of the report	100% by the Parent
Erayak Power Solution Hong Kong Limited (“Erayak HK”) [Member]
Variable Interest Entity [Line Items]
Registered Location	Hong Kong
Date of Incorporation	Jun. 26, 2019
Ownership as of the issuance date of the report	100% by Erayak BVI
Wenzhou Wenjie Technology Limited (“Wenjie”) [Member]
Variable Interest Entity [Line Items]
Registered Location	Wenzhou, China
Date of Incorporation	Dec. 11, 2019
Ownership as of the issuance date of the report	100% by Erayak HK
Beijing Leiya Meijia Technology Co., Ltd. (“Meijia”) [Member]
Variable Interest Entity [Line Items]
Registered Location	Beijing, China
Date of Incorporation	May 14, 2019
Ownership as of the issuance date of the report	100% by Wenjie
Zhejiang Leiya Electronics Limited (Leiya) [Member]
Variable Interest Entity [Line Items]
Registered Location	Wenzhou, China
Date of Incorporation	Mar. 05, 2009
Ownership as of the issuance date of the report	100% by Wenjie
Wenzhou New Focus Limited (“New Focus”) [Member]
Variable Interest Entity [Line Items]
Registered Location	Wenzhou, China
Date of Incorporation	Nov. 21, 2012
Ownership as of the issuance date of the report	100% by Leiya